Selling, General And Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Selling, General And Administrative Expenses [Abstract]
Schedule Of Selling, General And Administrative Expenses

Selling, general and administrative expenses consisted of the following for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Personnel expenses	$161,967	$130,254	$46,362
Share-based compensation	100,162	68,152	9,292
Travel expenses	23,090	17,501	6,728
Professional services	42,921	32,359	13,253
Office expenses	26,989	21,678	3,443
Directors' expenses	2,780	3,441	3,393
Other expenses	23,399	26,507	6,608
	$381,308	$299,892	$89,079